Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2012
Investment in Securities

Investment in securities at March 31, 2011 and 2012 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Trading securities	¥71,991	¥12,817	$156
Available-for-sale securities	883,410	886,487	10,786
Held-to-maturity securities	43,695	43,830	533
Other securities	176,285	204,256	2,485

Total	¥1,175,381	¥1,147,390	$13,960

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2011 and 2012 are as follows:

March 31, 2011

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥168,818	¥696	¥(169)	¥169,345
Japanese prefectural and foreign municipal bond securities	34,907	153	(92)	34,968
Corporate debt securities	292,836	1,287	(2,091)	292,032
Specified bonds issued by SPEs in Japan	225,393	46	(3,125)	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	87,898	3,819	(3,843)	87,874
Other debt securities	5,518	0	(12)	5,506
Equity securities	48,415	25,229	(2,273)	71,371

	863,785	31,230	(11,605)	883,410

Held-to-maturity:
Japanese government bond securities	43,695	412	0	44,107

	¥907,480	¥31,642	¥(11,605)	¥927,517

March 31, 2012

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥219,729	¥1,191	¥(5)	¥220,915
Japanese prefectural and foreign municipal bond securities	56,108	1,358	(107)	57,359
Corporate debt securities	280,540	2,325	(2,643)	280,222
Specified bonds issued by SPEs in Japan	140,054	192	(1,094)	139,152
CMBS and RMBS in the U.S., and other asset-backed securities	95,788	3,078	(3,538)	95,328
Other debt securities	7,961	449	0	8,410
Equity securities	61,773	26,853	(3,525)	85,101

	861,953	35,446	(10,912)	886,487

Held-to-maturity:
Japanese government bond securities and other	43,830	2,819	0	46,649

	¥905,783	¥38,265	¥(10,912)	¥933,136

March 31, 2012

	Millions of U.S. dollars
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	$2,674	$14	$(0)	$2,688
Japanese prefectural and foreign municipal bond securities	682	17	(1)	698
Corporate debt securities	3,414	28	(32)	3,410
Specified bonds issued by SPEs in Japan	1,704	2	(13)	1,693
CMBS and RMBS in the U.S., and other asset-backed securities	1,165	38	(43)	1,160
Other debt securities	97	5	0	102
Equity securities	752	327	(44)	1,035

	10,488	431	(133)	10,786

Held-to-maturity:
Japanese government bond securities and other	533	35	0	568

	$11,021	$466	$(133)	$11,354

Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position

The following table provides information about available-for-sale securities and held-to-maturity securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2011 and 2012, respectively:

March 31, 2011

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥63,438	¥(169)	¥0	¥0	¥63,438	¥(169)
Japanese prefectural and foreign municipal bond securities	22,444	(92)	0	0	22,444	(92)
Corporate debt securities	184,185	(2,071)	1,980	(20)	186,165	(2,091)
Specified bonds issued by SPEs in Japan	49,180	(2,025)	49,398	(1,100)	98,578	(3,125)
CMBS and RMBS in the U.S., and other asset-backed securities	6,660	(853)	24,288	(2,990)	30,948	(3,843)
Other debt securities	0	0	2,988	(12)	2,988	(12)
Equity securities	11,196	(1,470)	4,891	(803)	16,087	(2,273)

	¥337,103	¥(6,680)	¥83,545	¥(4,925)	¥420,648	¥(11,605)

March 31, 2012

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥74,978	¥(5)	¥0	¥0	¥74,978	¥(5)
Japanese prefectural and foreign municipal bond securities	11,316	(107)	0	0	11,316	(107)
Corporate debt securities	23,568	(208)	24,982	(2,435)	48,550	(2,643)
Specified bonds issued by SPEs in Japan	32,139	(499)	29,826	(595)	61,965	(1,094)
CMBS and RMBS in the U.S., and other asset-backed securities	29,586	(198)	11,316	(3,340)	40,902	(3,538)
Equity securities	14,097	(2,092)	11,239	(1,433)	25,336	(3,525)

	¥185,684	¥(3,109)	¥77,363	¥(7,803)	¥263,047	¥(10,912)

March 31, 2012

	Millions of U.S. dollars
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	$912	$(0)	$0	$0	$912	$(0)
Japanese prefectural and foreign municipal bond securities	138	(1)	0	0	138	(1)
Corporate debt securities	287	(3)	304	(29)	591	(32)
Specified bonds issued by SPEs in Japan	391	(6)	363	(7)	754	(13)
CMBS and RMBS in the U.S., and other asset-backed securities	360	(2)	138	(41)	498	(43)
Equity securities	171	(26)	136	(18)	307	(44)

	$2,259	$(38)	$941	$(95)	$3,200	$(133)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Total other-than-temporary impairment losses	¥26,055	¥22,210	¥17,100	$208
Portion of loss recognized in other comprehensive income (before taxes)	(2,423)	(463)	(630)	(8)

Net impairment losses recognized in earnings	¥23,632	¥21,747	¥16,470	$200

Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Beginning	¥906	¥5,016	¥9,022	$110
Reduction to the beginning balance*	0	(1,810)	0	0
Beginning after reduction	0	3,206	9,022	110
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	3,744	7,292	3,524	43
Credit loss for which an other-than-temporary impairment was previously recognized	366	736	320	4
Reduction during the period:
For securities sold or redeemed	0	(307)	(3,530)	(43)
Due to change in intent to sell or requirement to sell	0	(1,905)	(1,137)	(14)

Ending	¥5,016	¥9,022	¥8,199	$100

*	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC860 (“Transfers and Servicing”)), and Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)) have been deducted from the beginning balance.

Information about Fund Investments

Under ASC 820, the information about the fund investments the Company and its subsidiaries hold at March 31, 2011 and 2012, respectively are as follows:

March 31, 2011 and 2012

Type of Fund Investment	2011 (Millions of Yen)	2012 (Millions of Yen)	2012 (Millions of U.S. dollars)	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Hedge Fund*	¥10,023	¥5,178	$63	Monthly – Quarterly	5 days – 60 days

Total	¥10,023	¥5,178	$63	—	—

*	This category includes several hedge funds that seek profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.

Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held at March 31, 2012:

Available-for-sale securities held at March 31, 2012:

	Millions of yen		Millions of U.S. dollars
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	¥292,242	¥292,226	$3,556	$3,555
Due after one to five years	260,303	261,582	3,167	3,183
Due after five to ten years	134,331	132,667	1,634	1,614
Due after ten years	113,304	114,911	1,379	1,398

	¥800,180	¥801,386	$9,736	$9,750

Held-to-maturity securities held at March 31, 2012:

	Millions of yen		Millions of U.S. dollars
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	¥159	¥159	$2	$2
Due after one to five years	13	13	0	0
Due after ten years	43,658	46,477	531	566

	¥43,830	¥46,649	$533	$568